RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Accrued Compensation
	September 30, 2016	December 31, 2015
Wages	$1,407,486	$1,178,909
Vacation	215,279	170,371
Bonus	282,773	-
Payroll taxes on the above	118,318	93,510
Total	2,023,856	1,442,790
Classified as long-term	(1,506,010)	(906,928)
Accrued compensation	$517,846	$535,862

	2015	2014
Wages	$1,178,909	$791,987
Vacation	170,371	114,941
Payroll taxes on the above	93,510	-
Total	1,442,790	906,928
Classified as long-term	(906,928)	(906,928)
Accrued compensation	$535,862	$-